LEASES - Future minimum lease payments for operating and financing leases as lessee (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Leases
For the year ended December 31,2022	¥ 606,740	$ 95,210
For the year ended December 31,2023	508,047	79,724
For the year ended December 31,2024	435,817	68,389
For the year ended December 31,2025	293,076	45,990
For the year ended December 31,2026	174,942	27,452
Thereafter	337,544	52,968
Total minimum lease payments	2,356,166	369,733
Less: imputed interest	381,075	59,799
Total lease liability balance	1,975,091	309,934
Minimum payments related to leases not yet commenced as of December 31, 2021	94,615	14,847
Financing leases
For the year ended December 31,2022	1,877	294
For the year ended December 31,2023	1,234	194
For the year ended December 31,2024	956	150
For the year ended December 31,2025	163	26
For the year ended December 31,2026	47	7
Total minimum lease payments	4,277	671
Less: imputed interest	305	48
Total lease liability balance	¥ 3,972	$ 623